FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred and Income Securities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21137

Registrant Name:  Nuveen Preferred and Income Securities Fund

Reporting Period:  07/01/2021 - 06/30/2022

Nuveen Preferred and Income Securities Fund

ALABAMA POWER COMPANY Meeting Date: APR 22, 2022 Record Date: MAR 08, 2022 Meeting Type: ANNUAL
Ticker: APRDN Security ID: 010392462
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Angus R. Cooper, III	Management	For	For
1b	Elect Director Mark A. Crosswhite	Management	For	For
1c	Elect Director O.B. Grayson Hall, Jr.	Management	For	For
1d	Elect Director Anthony A. Joseph	Management	For	For
1e	Elect Director Catherine J. Randall	Management	For	For
1f	Elect Director Kevin B. Savoy	Management	For	For
1g	Elect Director R. Mitchell Shackleford, III	Management	For	For
1h	Elect Director Charisse D. Stokes	Management	For	For
1i	Elect Director Selwyn M. Vickers	Management	For	For
1j	Elect Director Phillip M. Webb	Management	For	For

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 29, 2021 Record Date: JUN 01, 2021 Meeting Type: ANNUAL
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director J. Phillip Holloman	Management	For	For
1.2	Elect Director Catherine A. Lynch	Management	For	For
1.3	Elect Director Karen P. Robards	Management	For	For
1.4	Elect Director Frank J. Fabozzi	Management	For	For

JOHN HANCOCK PREFERRED INCOME FUND III Meeting Date: FEB 14, 2022 Record Date: NOV 26, 2021 Meeting Type: ANNUAL
Ticker: HPS Security ID: 41021P103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Andrew G. Arnott	Management	For	For
1.2	Elect Director Deborah C. Jackson	Management	For	For
1.3	Elect Director Steven R. Pruchansky	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Securities Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 22, 2022